UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                  August 11, 2005
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
30-Jun-05

                                  TITLE OF               VALUE    SHARES/  SH/   PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                 CLASS      CUSIP     (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------           --------  ---------   --------  -------  ---   ----  -------  --------  -------- -------- --------
3M Company                        COM       88579y101        253      3500 SH          Sole                   3500
American Express Co.              COM       025816109      22067    414563 SH          Sole                 414563
American International Group I    COM       026874107      64432   1108982 SH          Sole                 967982           141000
American Power Conversion         COM       029066107      64692   2742329 SH          Sole                2352329           390000
Ametek, Inc.                      COM       031100100        272      6500 SH          Sole                   6500
BP PLC - ADR                      COM       055622104        403      6456 SH          Sole                   6456
Bank of America Corp.             COM       060505104      61728   1353395 SH          Sole                1183395           170000
Bank of New York                  COM       064057102      55394   1924725 SH          Sole                1633725           291000
Baxter Int'l Inc.                 COM       071813109      36656    988024 SH          Sole                 833024           155000
Belvedere Resources, Ltd.         COM       080903107          7     10000 SH          Sole                  10000
Biomet                            COM       090613100        545     15750 SH          Sole                  15750
Boston Scientific                 COM       101137107      36654   1357565 SH          Sole                1182565           175000
CVS Corp.                         COM       126650100      22526    774889 SH          Sole                 678489            96400
Chevron Texaco Corp.              COM       166764100       9598    171631 SH          Sole                 171631
China Direct Trading Corp.        COM       16938E102          1     48775 SH          Sole                  48775
Chubb Corp.                       COM       171232101        215      2514 SH          Sole                   2514
Citigroup                         COM       172967101      66326   1434688 SH          Sole                1238688           196000
Coca Cola                         COM       191216100       1119     26811 SH          Sole                  26811
Comcast Corp - CL A               COM       200300101        252      8204 SH          Sole                   8204
Comcast Corp. - Special Class     COM       20030N200      50426   1683669 SH          Sole                1413669           270000
Comdisco Holding Company, Inc.    COM       200334118          3     11500 SH          Sole                  11500
ConocoPhillips                    COM       20825c104       2650     46100 SH          Sole                  46100
Enviornmental Energy Service      COM       29406q101          0     10000 SH          Sole                  10000
Exxon Mobil Corporation           COM       30231g102      16742    291319 SH          Sole                 291319
Federal Natl. Mortgage Assn.      COM       313586109       9963    170601 SH          Sole                 119601            51000
Fifth Third Bancorp               COM       316773100      23349    567136 SH          Sole                 487136            80000
First Data Corp.                  COM       319963104      11643    290065 SH          Sole                 266065            24000
First Place Financial Corp.       COM       33610t109        513     25524 SH          Sole                  25524
Freddie Mac                       COM       313400301      18762    287633 SH          Sole                 238633            49000
Gap Inc.                          COM       364760108      59436   3009407 SH          Sole                2599407           410000
General Electric Co.              COM       369604103      71156   2053568 SH          Sole                1781568           272000
General Mills                     COM       370334104      27637    590669 SH          Sole                 461969           128700
Goldman Sachs Group, Inc.         COM       38141G104        275      2693 SH          Sole                   2693
Intel Corporation                 COM       458140100      69769   2681369 SH          Sole                2309369           372000
International Business Machine    COM       459200101        707      9533 SH          Sole                   9533
Interpublic Group                 COM       460690100      35555   2919105 SH          Sole                2459105           460000
J. P. Morgan Chase & Co.          COM       46625H100      52726   1492802 SH          Sole                1267802           225000
Johnson & Johnson                 COM       478160104        878     13504 SH          Sole                  13504
Johnson Controls Inc.             COM       478366107        259      4600 SH          Sole                   4600
Liberty Media Corp - A            COM       530718105       5834    572506 SH          Sole                 572506
Lucent Technologies               COM       549463107      14225   4888476 SH          Sole                4888476
Marsh & McLennan Cos Inc          COM       571748102      24377    880034 SH          Sole                 733334           146700
May Dept. Stores                  COM       577778103        508     12650 SH          Sole                  12650
Medimmune Inc                     COM       584699102      77329   2894054 SH          Sole                2470054           424000
Merck & Co., Inc.                 COM       589331107      28991    941281 SH          Sole                 747281           194000
Merrill Lynch & Co.               COM       590188108      53187    966860 SH          Sole                 802860           164000
Microsoft Corporation             COM       594918104      63902   2572539 SH          Sole                2225739           346800
Morgan Stanley                    COM       617446448      66345   1264433 SH          Sole                1091433           173000
Nokia Corp.                       COM       654902204      60671   3646090 SH          Sole                3176090           470000
Novellus Systems                  COM       670008101      58518   2368211 SH          Sole                2048911           319300
Pfizer, Inc.                      COM       717081103      62926   2281594 SH          Sole                1954594           327000
Ross Stores Inc.                  COM       778296103      27312    944740 SH          Sole                 794740           150000
Royal Dutch Petr.                 COM       780257804       1422     21915 SH          Sole                  21915
Sky Financial Group Inc.          COM       83080p103        516     18323 SH          Sole                  18323
Symbol Technologies, Inc.         COM       871508107      51487   5216490 SH          Sole                4536490           680000
The St. Joe Company               COM       790148100        338      4150 SH          Sole                   4150
Tidewater Inc.                    COM       886423102      39529   1036972 SH          Sole                 860972           176000
Time Warner Inc                   COM       887317105      47813   2861331 SH          Sole                2476331           385000
Triangle MultiMedia Inc.          COM       895891109          2   1000000 SH          Sole                1000000
Tyco International LTD.           COM       902124106      13097    448520 SH          Sole                 368520            80000
Verizon Communications            COM       92343v104        499     14448 SH          Sole                  14448
Vishay Intertechnology            COM       928298108      52410   4415323 SH          Sole                3835323           580000
Wachovia Corp.                    COM       929903102        653     13175 SH          Sole                  13175
Wal-Mart Stores, Inc.             COM       931142103      48012    996096 SH          Sole                 861096           135000
Walt Disney Company               COM       254687106      28045   1113768 SH          Sole                 889768           224000
Wells Fargo Company               COM       949746101        361      5870 SH          Sole                   5870
Wyeth                             COM       983024100      51307   1152960 SH          Sole                 946960           206000
A&S Development LLC Limited Li              1014280          100    100000 SH          Sole                 100000
E-Kong Group Ltd.                           G2952Q109          0     12500 SH          Sole                  12500
Prism Support Hldgs LLC                     3030551            0    250000 SH          Sole                 250000
OceanBoy Farms Inc.                         674990528          0    124995 SH          Sole                 124995
REPORT SUMMARY                      71 DATA RECORDS      1775305  71600402                                62463502          9136900